Investment Risks - Allspring U.S. Equity Funds - ETF Class	Jul. 31, 2026
Large Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Large Cap Core Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Large Cap Core Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Large Cap Core Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Large Cap Core Fund | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Large Cap Core Fund | Futures Contracts Risk
Prospectus [Line Items]
Risk [Text Block]
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Large Cap Core Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Large Cap Core Fund | Authorized Participant Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk.  Only an Authorized Participant (as described in the “Creation Unit Transactions” section of the Prospectus) may engage in creation or redemption transactions directly with the Fund with respect to ETF Class shares, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. Consequently, there is no assurance that Authorized Participants will establish or maintain an active trading market for ETF Class shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, Authorized Participants may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of Authorized Participants may be able to do.  To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund’s ETF Class shares and no other Authorized Participant is willing or able to step forward to create or redeem, this may result in a significantly diminished trading market for ETF Class shares and such  shares may be more likely to trade at a premium (i.e. higher) or discount (i.e. lower) to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened to the extent that a Fund invests  in securities issued by  non-U.S. issuers or other securities or instruments that have lower trading volumes.

Large Cap Core Fund | Market Trading Risk
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund’s ETF Class shares face numerous market trading risks, including the potential lack of an active market for ETF Class shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. These factors, among others, may lead to the Fund’s ETF Class shares trading at a premium (i.e. higher) or discount (i.e. lower) to the Fund’s  NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Large Cap Core Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund’s ETF Class shares are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures.

Large Cap Core Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, to the extent that these securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such security or other asset and the last quoted price for the security or other asset (i.e., the Fund’s quote from the closed foreign market).

Premier Large Company Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Premier Large Company Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Premier Large Company Growth Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Premier Large Company Growth Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Premier Large Company Growth Fund | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Premier Large Company Growth Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Premier Large Company Growth Fund | Authorized Participant Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk.  Only an Authorized Participant (as described in the “Creation Unit Transactions” section of the Prospectus) may engage in creation or redemption transactions directly with the Fund with respect to ETF Class shares, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. Consequently, there is no assurance that Authorized Participants will establish or maintain an active trading market for ETF Class shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, Authorized Participants may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of Authorized Participants may be able to do.  To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund’s ETF Class shares and no other Authorized Participant is willing or able to step forward to create or redeem, this may result in a significantly diminished trading market for ETF Class shares and such  shares may be more likely to trade at a premium (i.e. higher) or discount (i.e. lower) to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened to the extent that a Fund invests  in securities issued by  non-U.S. issuers or other securities or instruments that have lower trading volumes.

Premier Large Company Growth Fund | Market Trading Risk
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund’s ETF Class shares face numerous market trading risks, including the potential lack of an active market for ETF Class shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. These factors, among others, may lead to the Fund’s ETF Class shares trading at a premium (i.e. higher) or discount (i.e. lower) to the Fund’s  NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Premier Large Company Growth Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund’s ETF Class shares are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures.

Premier Large Company Growth Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, to the extent that these securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such security or other asset and the last quoted price for the security or other asset (i.e., the Fund’s quote from the closed foreign market).

Premier Large Company Growth Fund | Growth Investing Risk
Prospectus [Line Items]
Risk [Text Block]
Growth Investing Risk. Securities that exhibit growth characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.